Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	$ 51,528	$ 38,883	$ 29,258
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	34,021	25,274
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	11,346	8,165
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,693	1,555
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,331	1,555
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	632	1,167
Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	505	1,167
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	39,015
Fair Value, Inputs, Level 1 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	34,021
Fair Value, Inputs, Level 1 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	2,693
Fair Value, Inputs, Level 1 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	1,164
Fair Value, Inputs, Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	632
Fair Value, Inputs, Level 1 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	505
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	12,513	38,883
Fair Value, Inputs, Level 2 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		25,274
Fair Value, Inputs, Level 2 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	11,346	8,165
Fair Value, Inputs, Level 2 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		1,555
Fair Value, Inputs, Level 2 | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value	1,167	1,555
Fair Value, Inputs, Level 2 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		1,167
Fair Value, Inputs, Level 2 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Assets at fair value		$ 1,167